Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments for non-cancelable operating leases as of December 31, 2014, are as follows:

Total
(In thousands)
Year Ended December 31,
2015	$49,400
2016	45,498
2017	41,872
2018	34,025
2019	28,516
Thereafter	108,217
Total (1)	$307,528
(1) Includes $2.4 million of future, non-cancelable sublease payments to be received.